Average Annual Total Returns - Investor - Vanguard Target Retirement 2060 Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) Since Inception	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	16.32%	12.08%	11.10%	Jan. 19, 2012	15.77%	11.49%	10.58%	Jan. 19, 2012	9.96%	9.50%	8.99%	Jan. 19, 2012	21.02%	15.46%	14.83%	Jan. 19, 2012	7.51%	4.44%	3.42%	Jan. 19, 2012	17.17%	12.44%	11.44%	Jan. 19, 2012